Condensed consolidated statement of profit or loss - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 22,079	€ 25,066
Other interest income	3,763	4,863
Total interest income	25,842	29,929
Interest expense using effective interest rate method	(15,291)	(17,515)
Other interest expense	(3,261)	(4,651)
Total interest expense	(18,552)	(22,166)
Net interest income	7,290	7,762
Fee and commission income	3,090	2,757
Fee and commission expense	(874)	(760)
Net fee and commission income	2,216	1,998
Valuation results and net trading income	2,773	3,016
Investment income	48	24
Other net income	77	12
Total income	12,404	12,812
Addition to loan loss provisions	612	559
Staff expenses	3,749	3,487
Other operating expenses	2,485	2,393
Total expenses	6,846	6,439
Result before tax	5,558	6,373
Taxation	1,516	1,798
Net result	4,042	4,575
Net result attributable to:
Non-controlling interests	127	118
Shareholders of the parent	€ 3,915	€ 4,456
Earnings per ordinary share
Basic earnings per ordinary share (in EUR per share)	€ 1.29	€ 1.35
Diluted earnings per ordinary share (in EUR per share)	€ 1.29	€ 1.35